SUBSEQUENT EVENTS (Details Narrative)	1 Months Ended
	Apr. 19, 2018 CAD ($)	Mar. 16, 2018 USD ($)	Feb. 20, 2018 USD ($) Integer	Mar. 14, 2018 USD ($)	Dec. 31, 2017 USD ($)
Line of credit facility, borrowed amount					$ 3,110,714
Subsequent Event [Member] | Chief Executive Officer [Member]
Due to related party		$ 246,010		$ 371,383
Subsequent Event [Member] | Distribution and Equity Agreement [Member] | Marathon [Member]
Description for the term of agreement	The Agreement is to remain in effect indefinitely unless Marathon fails to provide Market Competitive (as defined) product pricing and Marathon has not become profitable within five (5) years of this Agreement
Description for the consideration receivable under agreement	Following a thirty (30) day due diligence period, and subject to satisfactory due diligence of the Company, Marathon shall: (a) grant the Company a 33 1/3% equity interest in Marathon as partial consideration for the Company’s distribution services; and (b) make a cash payment of CAD $2,000,000 to the Company, subject to repayment by the Company in Common Shares of the Company if it fails to meet certain performance milestones
Amount receivable upon satisfactory due diligence	$ 2,000,000
Description for the additional consideration receivable under agreement	The Company is entitled to receive an additional CAD $2,750,000 upon the Company’s receipt of gross sales of CAD $6,500,000 and an additional CAD $2,750,000 upon receipt of gross sales of CAD $13,000,000. The Company was also given the right to nominate one director to the Marathon Board of Directors
Subsequent Event [Member] | Distribution and Equity Agreement [Member] | Marathon [Member] | Target 2 [Member]
Additional consideration receivable upon meeting of target	$ 2,750,000
Gross sales target for consideration receivable	13,000,000
Subsequent Event [Member] | Distribution and Equity Agreement [Member] | Marathon [Member] | Target 1 [Member]
Additional consideration receivable upon meeting of target	2,750,000
Gross sales target for consideration receivable	$ 6,500,000
Subsequent Event [Member] | Third Party Loan Agreement [Member]
Line of credit facility, borrowed amount		$ 1,845,072
Line of credit facility, interest rate		4.70%
Line of credit facility, maturity date		Mar. 16, 2019
Subsequent Event [Member] | Amendment and Exchange of Agreements [Member] | New senior convertible note [Member]
Number of agreements | Integer			2
Maturity date, description			The New Note shall not be convertible into shares of the Company’s common stock (the “Common Stock”) until April 20, 2018
Description for the payment of installments			All future cash installment payments under such New Note will be made at a redemption price equal to 112% of the applicable installment amount
Description for the obligation to deliver predelivery shares			The Company’s existing obligation to initially deliver predelivery shares of its common stock to the holder of such New Note is deferred until April 20, 2018
Description for the redemption of the note			At any time on or before June 20, 2018, the Company has the right, at its option, to redeem all, or any part, of the amounts then outstanding under such New Note in cash at redemption price equal to 125% of such amounts then outstanding under such New Note
Senior debt			$ 3,350,000
Subsequent Event [Member] | Amendment and Exchange of Agreements 1 [Member] | New senior convertible note [Member]
Senior debt			2,791,668
Subsequent Event [Member] | Amendment and Exchange of Agreements 2 [Member] | New senior convertible note [Member]
Senior debt			$ 558,332